COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
Year ending December 31,	RMB	US$

2013	635,740	102,043
2014	772,065	123,925
2015	778,684	124,987
2016	770,586	123,687
2017	744,144	119,443
Thereafter	3,341,072	536,279
Total	7,042,291	1,130,364